T. ROWE PRICE Retirement 2025 Fund
August 31, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/26
(Cost and value in $000s)
BOND FUNDS 44.2%
T. Rowe Price Funds:
New Income Fund  2,468,430 92,232 139,868 307,602,946 2,393,151
Limited Duration Inflation Focused
Bond Fund  1,886,186 80,214 130,251 390,318,495 1,830,594
International Bond Fund (USD
Hedged)  951,692 9,428 55,545 107,164,351 904,467
Dynamic Global Bond Fund  577,526 15,046 40,838 72,916,083 551,246
Emerging Markets Bond Fund  518,453 13,472 36,372 50,269,291 492,136
U.S. Treasury Long-Term Index
Fund  440,851 19,755 36,779 61,322,808 416,382
High Yield Fund  380,791 23,771 26,735 63,681,253 375,719
Dynamic Credit Fund  224,399 4,314 11,440 25,454,148 214,833
Floating Rate Fund  122,363 4,219 6,189 13,209,929 120,210
Total Bond Funds (Cost $8,020,998) 7,298,738
EQUITY FUNDS 55.3%
T. Rowe Price Funds:
Value Fund  1,450,868 6,085 64,742 25,329,135 1,479,728
Growth Stock Fund  1,503,147 21,086 46,028 12,454,759 1,414,611
Hedged Equity Fund  942,433 54 40,709 62,891,351 894,944
U.S. Large-Cap Core Fund  792,517 8,048 35,233 15,959,901 789,217
Equity Index 500 Fund  798,588 2,185 12,115 3,774,868 754,068
International Value Equity Fund  710,726 38 43,396 23,694,616 655,393
Overseas Stock Fund  652,035 36 27,307 33,693,668 624,007
Real Assets Fund  578,791 10,034 27,836 27,394,996 571,186
International Stock Fund  573,454 31 49,934 22,080,866 523,758
Emerging Markets Discovery Stock
Fund  292,490 15 13,291 11,976,196 263,716
Emerging Markets Stock Fund  279,030 15 11,121 4,631,506 259,040
Mid-Cap Growth Fund  246,860 14 14,266 2,265,581 233,536
Mid-Cap Value Fund  273,293 — 36,022 6,031,490 232,996
New Horizons Fund (2) 171,486 9 17,434 2,456,667 148,555
Small-Cap Value Fund  162,623 9 16,180 2,309,199 141,715
Small-Cap Stock Fund  151,662 9 10,358 2,094,666 137,620
Total Equity Funds (Cost $4,625,073) 9,124,090
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  2,461 22,730 23,154 20,881 2,025
Total Other Mutual Funds (Cost $2,031) 2,025

T. ROWE PRICE Retirement 2025 Fund

$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds  0.4%
T. Rowe Price U.S. Treasury
Money Fund, 3.74% (3) 195,922 92,994 230,949 57,966,681 57,967
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 3.743%,
11/3/26 (4) 25,000,000 24,836
Total Short-Term Investments (Cost $82,805) 82,803
Total Investments in Securities 100.0%
(Cost $12,730,907) $ 16,507,656
Other Assets Less Liabilities (0.0)% (6,848)
Net Assets 100.0% $ 16,500,808
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2025 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 435 MSCI EAFE Index contracts 9/26 (70,226) $ (1,345)
Short, 19 Russell 2000 E-Mini Index contracts 9/26 (2,811) 17
Long, 98 S&P 500 E-Mini Index contracts 9/26 37,725 750
Long, 295 U.S. Treasury Notes five year contracts 12/26 31,182 (133)
Net payments (receipts) of variation margin to date 782
Variation margin receivable (payable) on open futures contracts $ 71

T. ROWE PRICE Retirement 2025 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (402) $ (2,440) $ 4,300
Dynamic Global Bond Fund  (3,980) (488) 9,111
Emerging Markets Bond Fund  (2,701) (3,417) 8,441
Emerging Markets Discovery Stock Fund  6,382 (15,498) —
Emerging Markets Stock Fund  5,586 (8,884) —
Equity Index 500 Fund  44,721 (34,590) 2,143
Floating Rate Fund  (216) (183) 2,212
Growth Stock Fund  8,249 (63,594) —
Hedged Equity Fund  15,490 (6,834) —
High Yield Fund  (1,106) (2,108) 6,898
International Bond Fund (USD Hedged)  (4,254) (1,108) 5,959
International Stock Fund  20,338 207 —
International Value Equity Fund  43,930 (11,975) —
Limited Duration Inflation Focused Bond Fund  (6,377) (5,555) 7,721
Mid-Cap Growth Fund  4,067 928 —
Mid-Cap Value Fund  15,905 (4,275) —
New Horizons Fund  2,142 (5,506) —
New Income Fund  (15,897) (27,643) 30,054
Overseas Stock Fund  25,319 (757) —
Real Assets Fund  9,093 10,197 —
Small-Cap Stock Fund  7,181 (3,693) —
Small-Cap Value Fund  8,867 (4,737) —
Transition Fund  (147) (12) 74
U.S. Large-Cap Core Fund  14,017 23,885 —
U.S. Treasury Long-Term Index Fund  (7,455) (7,445) 4,778
Value Fund  37,888 87,517 —
U.S. Treasury Money Fund, 3.74% — — 1,127
Totals $ 226,640# $ (88,008) $ 82,818+

T. ROWE PRICE Retirement 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $7 of the net realized gain (loss).
+ Investment income comprised $82,818 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2025 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2025 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2025 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F157-054Q1 08/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 7,298,738 $ — $ — $ 7,298,738
Equity Funds 9,124,090 — — 9,124,090
Other Mutual Funds 2,025 — — 2,025
Short-Term Investments 57,967 24,836 — 82,803
Total Securities 16,482,820 24,836 — 16,507,656
Futures Contracts* 767 — — 767
Total $ 16,483,587 $ 24,836 $ — $ 16,508,423
Liabilities
Futures Contracts* $ 1,478 $ — $ — $ 1,478
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.